Vanguard Mid-Cap Index Fund

Schedule of Investments (unaudited)
As of September 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.3%)1
Basic Materials (3.8%)
	Newmont Goldcorp Corp.	20,649,287	783,021
	Nucor Corp.	7,635,684	388,733
	Celanese Corp. Class A	3,116,324	381,095
	Freeport-McMoRan Inc.	34,710,384	332,178
^	International Flavors & Fragrances Inc.	2,689,279	329,948
	FMC Corp.	3,284,603	287,994
	CF Industries Holdings Inc.	5,496,916	270,448
	Avery Dennison Corp.	2,120,039	240,773
	Eastman Chemical Co.	3,103,779	229,152
	International Paper Co.	4,947,894	206,921
	Albemarle Corp.	2,667,650	185,455
	Mosaic Co.	8,742,230	179,216
*	Axalta Coating Systems Ltd.	2,644,054	79,718
	Reliance Steel & Aluminum Co.	797,943	79,523
	Westlake Chemical Corp.	970,538	63,590
			4,037,765
Consumer Goods (9.2%)
*	Lululemon Athletica Inc.	2,940,274	566,091
	McCormick & Co. Inc.	3,098,972	484,369
	Clorox Co.	3,166,638	480,917
	Church & Dwight Co. Inc.	6,223,088	468,225
	DR Horton Inc.	8,847,983	466,377
	Lennar Corp. Class A	7,289,281	407,106
	Conagra Brands Inc.	12,253,953	375,951
	Hasbro Inc.	3,018,997	358,325
*	Take-Two Interactive Software Inc.	2,850,201	357,244
	Genuine Parts Co.	3,494,315	347,999
*	NVR Inc.	87,463	325,131
	Tyson Foods Inc. Class A	3,710,967	319,663
	JM Smucker Co.	2,729,028	300,248
	Garmin Ltd.	3,351,963	283,878
	Aptiv plc	3,226,654	282,074
^	Hormel Foods Corp.	6,272,501	274,296
	Lamb Weston Holdings Inc.	3,667,557	266,705
	Molson Coors Brewing Co. Class B	4,446,636	255,682
	Whirlpool Corp.	1,599,352	253,273
	PulteGroup Inc.	6,562,577	239,862
*	LKQ Corp.	7,370,443	231,800
	Fortune Brands Home & Security Inc.	3,523,899	192,757
	Bunge Ltd.	3,386,008	191,716
	BorgWarner Inc.	5,200,518	190,755
	Tapestry Inc.	7,221,984	188,133
	Lear Corp.	1,537,598	181,283
*	Mohawk Industries Inc.	1,453,104	180,287
	Newell Brands Inc.	9,589,517	179,516
*	Wayfair Inc.	1,550,375	173,828
*	WABCO Holdings Inc.	1,292,123	172,821
	PVH Corp.	1,886,062	166,407

	Campbell Soup Co.	2,929,432	137,449
	Ralph Lauren Corp. Class A	1,240,398	118,421
*	Under Armour Inc. Class A	4,755,688	94,828
*	Under Armour Inc. Class C	4,873,525	88,357
	Coty Inc. Class A	7,597,788	79,853
^,* Levi Strauss & Co. Class A		1,006,750	19,169
	Lennar Corp. Class B	212,981	9,450
	Harley-Davidson Inc.	336	12
	Hanesbrands Inc.	756	12
*	Capri Holdings Ltd.	301	10
			9,710,280
Consumer Services (11.5%)
*	Dollar Tree Inc.	5,982,571	682,970
*	Chipotle Mexican Grill Inc. Class A	698,161	586,783
	Royal Caribbean Cruises Ltd.	4,221,502	457,315
	Expedia Group Inc.	3,196,382	429,626
	Omnicom Group Inc.	5,479,402	429,037
	Best Buy Co. Inc.	5,716,423	394,376
*	Copart Inc.	4,900,353	393,645
*	Liberty Broadband Corp.	3,645,532	381,578
*	CarMax Inc.	4,170,041	366,964
	Darden Restaurants Inc.	3,092,565	365,603
*	Ulta Beauty Inc.	1,398,585	350,555
*	AutoZone Inc.	308,932	335,074
	AmerisourceBergen Corp. Class A	3,934,156	323,899
	MGM Resorts International	11,158,539	309,315
	Advance Auto Parts Inc.	1,707,597	282,436
*	Norwegian Cruise Line Holdings Ltd.	5,428,964	281,057
	American Airlines Group Inc.	10,093,356	272,218
	Tractor Supply Co.	3,002,620	271,557
	Aramark	6,218,470	271,001
	Tiffany & Co.	2,889,063	267,614
	Domino's Pizza Inc.	1,038,476	254,001
*	Altice USA Inc. Class A	8,839,981	253,531
	Wynn Resorts Ltd.	2,303,424	250,428
*	United Airlines Holdings Inc.	2,750,893	243,206
	FactSet Research Systems Inc.	963,669	234,143
*	Live Nation Entertainment Inc.	3,486,784	231,313
*	Discovery Communications Inc.	8,853,455	217,972
	Viacom Inc. Class B	8,918,438	214,310
	Interpublic Group of Cos. Inc.	9,749,852	210,207
*	Roku Inc.	2,043,770	207,974
	Kohl's Corp.	4,079,014	202,564
*	Lyft Inc. Class A	4,935,601	201,570
	Alaska Air Group Inc.	3,103,359	201,439
*	DISH Network Corp. Class A	5,765,244	196,422
	Nielsen Holdings plc	8,950,650	190,201
	News Corp. Class A	12,417,131	172,846
	CBS Corp. Class B	4,270,145	172,386
*	Liberty Media Corp-Liberty SiriusXM Class C	3,927,278	164,789
	Rollins Inc.	3,699,638	126,047
	Vail Resorts Inc.	505,927	115,129
^,* Discovery Communications Inc. Class A		3,544,779	94,397
*	Liberty Media Corp-Liberty SiriusXM Class A	2,011,042	83,599
*	Liberty Broadband Corp. Class A	639,969	66,890
	Hyatt Hotels Corp. Class A	904,176	66,611
	Gap Inc.	3,576,371	62,086

	Macy's Inc.	3,897,083	60,561
	L Brands Inc.	2,966,084	58,106
^,* Carvana Co. Class A		629,354	41,537
*	Chewy Inc.	1,143,458	28,106
^	Viacom Inc. Class A	246,165	6,464
	News Corp. Class B	356,118	5,091
	CBS Corp. Class A	445	19
*	Qurate Retail Group Inc. QVC Group Class A	840	9
*	TripAdvisor Inc.	224	9
^	Nordstrom Inc.	224	7
			12,086,593
Financials (21.7%)
	SBA Communications Corp. Class A	2,847,656	686,712
	Digital Realty Trust Inc.	5,246,384	681,033
*	IHS Markit Ltd.	9,592,243	641,529
	Realty Income Corp.	8,012,012	614,361
	Hartford Financial Services Group Inc.	9,110,992	552,217
	Essex Property Trust Inc.	1,655,038	540,618
	M&T Bank Corp.	3,198,405	505,252
	Cincinnati Financial Corp.	3,908,990	456,062
	KeyCorp	25,261,552	450,666
	MSCI Inc. Class A	2,025,907	441,141
	HCP Inc.	12,364,385	440,543
	Alexandria Real Estate Equities Inc.	2,854,772	439,749
	Equifax Inc.	3,043,575	428,140
*	CBRE Group Inc. Class A	8,044,121	426,419
	Arthur J Gallagher & Co.	4,686,891	419,805
*	Arch Capital Group Ltd.	9,689,841	406,780
	Principal Financial Group Inc.	7,017,923	401,004
	Citizens Financial Group Inc.	11,254,444	398,070
	Regions Financial Corp.	25,116,114	397,337
*	Markel Corp.	330,703	390,858
	WP Carey Inc.	4,299,427	384,799
	AvalonBay Communities Inc.	1,758,567	378,672
	Mid-America Apartment Communities Inc.	2,871,474	373,320
	Huntington Bancshares Inc.	26,128,414	372,852
	Invitation Homes Inc.	12,269,794	363,309
	Extra Space Storage Inc.	3,074,876	359,207
	UDR Inc.	7,375,083	357,544
	KKR & Co. Inc. Class A	13,050,940	350,418
	Loews Corp.	6,470,135	333,083
	Ally Financial Inc.	9,828,497	325,913
	Cboe Global Markets Inc.	2,813,524	323,302
	Annaly Capital Management Inc.	36,640,009	322,432
	Host Hotels & Resorts Inc.	18,381,869	317,822
	Duke Realty Corp.	9,101,184	309,167
	Lincoln National Corp.	5,037,965	303,890
	Regency Centers Corp.	4,216,301	292,991
	Fidelity National Financial Inc.	6,567,909	291,681
	Nasdaq Inc.	2,904,116	288,524
	First Republic Bank	2,952,862	285,542
	Vornado Realty Trust	4,325,939	275,433
*	Alleghany Corp.	345,232	275,412
	Everest Re Group Ltd.	1,026,493	273,139
*	SVB Financial Group	1,297,575	271,128
	Camden Property Trust	2,438,263	270,672
	E*TRADE Financial Corp.	6,039,221	263,854

VEREIT Inc.	26,568,903	259,844
Weyerhaeuser Co.	9,373,404	259,643
Raymond James Financial Inc.	3,146,817	259,487
Federal Realty Investment Trust	1,886,254	256,795
Reinsurance Group of America Inc. Class A	1,580,160	252,636
WR Berkley Corp.	3,462,158	250,072
Comerica Inc.	3,760,544	248,158
Western Union Co.	10,672,489	247,282
Ameriprise Financial Inc.	1,647,893	242,405
* Globe Life Inc.	2,472,488	236,765
Iron Mountain Inc.	7,225,801	234,044
AGNC Investment Corp.	13,799,141	222,028
Kimco Realty Corp.	10,093,571	210,754
Franklin Resources Inc.	6,976,990	201,356
Zions Bancorp NA	4,454,721	198,324
Voya Financial Inc.	3,535,170	192,455
SEI Investments Co.	3,233,301	191,589
SL Green Realty Corp.	2,073,959	169,546
AXA Equitable Holdings Inc.	7,414,768	164,311
Sun Communities Inc.	1,084,030	160,924
Invesco Ltd.	9,460,566	160,262
* Athene Holding Ltd. Class A	3,659,448	153,916
MarketAxess Holdings Inc.	451,814	147,969
Jones Lang LaSalle Inc.	648,388	90,165
People's United Financial Inc.	5,014,866	78,407
Unum Group	2,364,735	70,280
Moody's Corp.	336	69
Macerich Co.	294	9
Jefferies Financial Group Inc.	490	9
Affiliated Managers Group Inc.	105	9
		22,841,915
Health Care (8.6%)
* IQVIA Holdings Inc.	4,439,711	663,204
* IDEXX Laboratories Inc.	2,167,776	589,483
ResMed Inc.	3,618,275	488,865
* Centene Corp.	9,894,165	428,022
* Laboratory Corp. of America Holdings	2,460,662	413,391
Teleflex Inc.	1,164,408	395,608
Cooper Cos. Inc.	1,246,422	370,187
Quest Diagnostics Inc.	3,392,244	363,072
Cardinal Health Inc.	7,506,990	354,255
* DexCom Inc.	2,296,310	342,701
* Incyte Corp.	4,603,828	341,742
* Hologic Inc.	6,731,889	339,893
* WellCare Health Plans Inc.	1,266,656	328,279
* Align Technology Inc.	1,810,302	327,520
* BioMarin Pharmaceutical Inc.	4,517,789	304,499
Dentsply Sirona Inc.	5,645,799	300,977
* Exact Sciences Corp.	3,260,508	294,652
Universal Health Services Inc. Class B	1,943,921	289,158
* Varian Medical Systems Inc.	2,293,154	273,092
* Mylan NV	12,987,350	256,890
* Seattle Genetics Inc.	2,993,112	255,612
* Henry Schein Inc.	3,733,594	237,083
* Elanco Animal Health Inc.	8,691,495	231,107
* Alnylam Pharmaceuticals Inc.	2,799,351	225,124
* ABIOMED Inc.	1,085,225	193,051

Perrigo Co. plc	3,253,699	181,849
* Jazz Pharmaceuticals plc	1,354,596	173,578
* DaVita Inc.	2,611,665	149,048
* Nektar Therapeutics Class A	364	7
		9,111,949
Industrials (17.1%)
Amphenol Corp. Class A	7,491,225	722,903
TransDigm Group Inc.	1,275,662	664,199
Willis Towers Watson plc	3,248,434	626,850
* FleetCor Technologies Inc.	2,179,334	624,989
Verisk Analytics Inc. Class A	3,911,280	618,530
Waste Connections Inc.	6,632,599	610,199
Ball Corp.	8,361,659	608,812
Cintas Corp.	2,191,765	587,612
Global Payments Inc.	3,617,113	575,121
* CoStar Group Inc.	920,262	545,899
AMETEK Inc.	5,750,502	528,011
Vulcan Materials Co.	3,331,656	503,880
Fastenal Co.	14,440,941	471,786
* Keysight Technologies Inc.	4,724,285	459,437
* Mettler-Toledo International Inc.	619,778	436,572
Martin Marietta Materials Inc.	1,572,635	431,059
TransUnion	4,727,223	383,425
Dover Corp.	3,662,006	364,589
Xylem Inc.	4,532,130	360,848
Broadridge Financial Solutions Inc.	2,876,032	357,865
* Waters Corp.	1,597,632	356,639
WW Grainger Inc.	1,167,996	347,070
Kansas City Southern	2,516,384	334,704
Wabtec Corp.	4,584,501	329,442
Expeditors International of Washington Inc.	4,299,881	319,438
Jacobs Engineering Group Inc.	3,410,835	312,091
Old Dominion Freight Line Inc.	1,813,357	308,216
Masco Corp.	7,287,717	303,752
CH Robinson Worldwide Inc.	3,410,533	289,145
Textron Inc.	5,793,252	283,638
* Square Inc.	4,311,955	267,126
Arconic Inc.	9,977,577	259,417
Packaging Corp. of America	2,383,964	252,939
* Trimble Inc.	6,338,577	246,000
Rockwell Automation Inc.	1,473,168	242,778
* United Rentals Inc.	1,942,967	242,171
JB Hunt Transport Services Inc.	2,150,397	237,942
Westrock Co.	6,477,383	236,101
* Crown Holdings Inc.	3,413,371	225,487
Snap-on Inc.	1,390,200	217,622
Huntington Ingalls Industries Inc.	988,652	209,387
* Sensata Technologies Holding plc	4,056,385	203,063
HEICO Corp. Class A	1,903,399	185,220
Hubbell Inc. Class B	1,369,403	179,940
Jack Henry & Associates Inc.	968,007	141,300
Xerox Holdings Corp.	4,723,604	141,283
HEICO Corp.	948,039	118,391
* IPG Photonics Corp.	870,333	118,017
Cognex Corp.	2,040,019	100,226
FLIR Systems Inc.	1,707,720	89,809
AO Smith Corp.	1,741,964	83,109

*	XPO Logistics Inc.	1,160,362	83,047
	Sealed Air Corp.	1,947,636	80,846
	Pentair plc	2,116,568	80,006
	Robert Half International Inc.	1,406,134	78,266
	Alliance Data Systems Corp.	520,582	66,702
*	Fiserv Inc.	1,190	123
	Roper Technologies Inc.	217	77
*	Arrow Electronics Inc.	182	14
	Flowserve Corp.	273	13
	Allison Transmission Holdings Inc.	252	12
^	ADT Inc.	238	2
			18,053,157
Oil & Gas (4.5%)
	ONEOK Inc.	10,401,305	766,472
	Hess Corp.	6,900,937	417,369
	Diamondback Energy Inc.	4,105,261	369,104
*	Cheniere Energy Inc.	5,819,581	366,983
	Concho Resources Inc.	5,063,527	343,813
	Noble Energy Inc.	12,043,357	270,494
	Marathon Oil Corp.	20,240,023	248,345
	Apache Corp.	9,462,827	242,248
	Targa Resources Corp.	5,859,839	235,390
	Devon Energy Corp.	9,667,491	232,600
	OGE Energy Corp.	5,040,886	228,755
	National Oilwell Varco Inc.	9,712,736	205,910
	HollyFrontier Corp.	3,729,400	200,045
	Halliburton Co.	9,930,696	187,194
	Cabot Oil & Gas Corp.	10,536,847	185,132
	Baker Hughes a GE Co. Class A	7,948,402	184,403
*	Continental Resources Inc.	1,889,086	58,165
	Cimarex Energy Co.	210	10
			4,742,432
Other (0.0%)2
*,§ American International Group Inc. Warrants Exp. 01/19/2021		8,771	—

Technology (15.5%)
*	Advanced Micro Devices Inc.	27,337,561	792,516
*	Twitter Inc.	18,492,757	761,902
	Motorola Solutions Inc.	4,169,271	710,485
	KLA Corp.	4,010,765	639,517
	Xilinx Inc.	6,361,590	610,077
	Microchip Technology Inc.	5,994,158	556,917
*	Synopsys Inc.	3,784,123	519,371
	Cerner Corp.	7,615,611	519,156
*	VeriSign Inc.	2,680,768	505,673
*	Veeva Systems Inc. Class A	3,274,902	500,045
*	ANSYS Inc.	2,117,426	468,713
*	Palo Alto Networks Inc.	2,295,880	467,969
*	Cadence Design Systems Inc.	7,054,146	466,138
	CDW Corp.	3,644,490	449,147
*	Splunk Inc.	3,780,820	445,607
*	IAC/InterActiveCorp	1,977,025	430,932
	Western Digital Corp.	7,081,283	422,328
	Maxim Integrated Products Inc.	6,831,088	395,588
	Marvell Technology Group Ltd.	15,814,055	394,877
*	Akamai Technologies Inc.	3,944,943	360,489

*	Snap Inc.	22,626,261	357,495
	Skyworks Solutions Inc.	4,323,565	342,643
	Symantec Corp.	14,006,940	330,984
	Seagate Technology plc	6,098,510	328,039
*	Arista Networks Inc.	1,351,080	322,800
*	Twilio Inc. Class A	2,906,682	319,619
	NetApp Inc.	5,991,344	314,605
*	Gartner Inc.	2,154,212	308,031
	Citrix Systems Inc.	3,133,329	302,429
*	GoDaddy Inc. Class A	4,453,362	293,833
*	Fortinet Inc.	3,659,659	280,915
	SS&C Technologies Holdings Inc.	5,429,963	280,023
*	Paycom Software Inc.	1,250,181	261,900
*	Okta Inc.	2,616,240	257,595
	Hewlett Packard Enterprise Co.	16,491,520	250,176
*	Qorvo Inc.	2,965,526	219,864
*	Black Knight Inc.	3,573,605	218,204
	Juniper Networks Inc.	8,707,261	215,505
*	F5 Networks Inc.	1,514,123	212,613
*	Dropbox Inc. Class A	5,382,612	108,567
^,* Pinterest Inc. Class A		3,886,849	102,807
	DXC Technology Co.	3,293,414	97,156
^	Match Group Inc.	1,341,122	95,810
^,* Slack Technologies Inc. Class A		3,906,566	92,703
^,* Crowdstrike Holdings Inc. Class A		520,555	30,354
*	Datadog Inc. Class A	604,088	20,485
	L3Harris Technologies Inc.	462	96
	CDK Global Inc.	252	12
			16,382,710
Telecommunications (0.5%)
	CenturyLink Inc.	27,453,508	342,620
*	Zayo Group Holdings Inc.	5,056,063	171,400
^,* Zoom Video Communications Inc. Class A		606,336	46,203
			560,223
Utilities (6.9%)
	WEC Energy Group Inc.	7,943,564	755,433
	Eversource Energy	8,153,098	696,845
	FirstEnergy Corp.	13,401,735	646,366
	DTE Energy Co.	4,615,838	613,722
	Entergy Corp.	5,008,313	587,776
	American Water Works Co. Inc.	4,551,747	565,464
	Ameren Corp.	6,380,803	510,783
	CMS Energy Corp.	7,146,321	457,007
	Evergy Inc.	5,929,093	394,640
	CenterPoint Energy Inc.	12,615,813	380,745
	Alliant Energy Corp.	5,981,077	322,560
	NiSource Inc.	9,398,394	281,200
	Pinnacle West Capital Corp.	2,828,633	274,575
	AES Corp.	16,714,898	273,121
	Vistra Energy Corp.	9,906,105	264,790
	NRG Energy Inc.	3,025,917	119,826
	Avangrid Inc.	1,553,775	81,185
*	PG&E Corp.	6,671,079	66,711
			7,292,749
Total Common Stocks (Cost $76,673,597)			104,819,773

		Coupon
Temporary Cash Investments (0.8%)1
Money Market Fund (0.8%)
3,4 Vanguard Market Liquidity Fund		2.098%		8,398,448	839,929

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	2.135%	11/14/19	10,000	9,978
5	United States Treasury Bill	2.053%	11/21/19	7,000	6,982
5	United States Treasury Bill	1.946%	11/29/19	2,200	2,193
					19,153
Total Temporary Cash Investments (Cost $859,035)					859,082
Total Investments (100.1%) (Cost $77,532,632)					105,678,855
Other Assets and Liabilities-Net (-0.1%)4,5,6					(92,436)
Net Assets (100%)					105,586,419

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $163,273,000.
* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $165,864,000 was received for securities on loan, of which $164,616,000 is held in Vanguard Market
Liquidity Fund and $1,248,000 is held in cash.
5 Securities with a value of $19,153,000 and cash of $1,831,000 have been segregated as initial margin for open futures contracts.
6 Cash of $1,235,000 has been segregated as collateral for open over-the-counter swap contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2019	1,787	266,129	(1,406)
E-mini S&P Mid-Cap 400 Index	December 2019	1,238	239,924	(3,439)
				(4,845)

Mid-Cap Index Fund

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
ADT Inc.	2/4/20	GSI	6,050	(2.041)	251	—
Campbell Soup Co.	2/4/20	GSI	93,480	(2.041)	296	—
Discovery Communications
Inc. Class A	2/4/20	GSI	8,447	(2.041)	—	(410)
Elanco Animal Health Inc.	2/4/20	GSI	19,824	(2.041)	—	(1,225)
First Republic Bank	2/4/20	GSI	115,452	(2.671)	486	—
Hormel Foods Corp.	2/4/20	GSI	19,274	(2.041)	392	—
Snap Inc.	2/4/20	GSI	15,760	(2.041)	29	—
					1,454	(1,635)

1 Payment received/paid monthly.
GSI—Goldman Sachs International.
At September 30, 2019, the counterparty had deposited in a segregated account securities of $379,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Mid-Cap Index Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
September 30, 2019, based on the inputs used to value them:

Mid-Cap Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	104,819,773	—	—
Temporary Cash Investments	839,929	19,153	—
Futures Contracts—Assets[1]	2,960	—	—
Swap Contracts—Assets	—	1,454	—
Swap Contracts—Liabilities	—	(1,635)	—
Total	105,662,662	18,972	—
1 Represents variation margin on the last day of the reporting period.